Stock Options (Details 3) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Mar. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2012 2008 Stock Incentive Plan	Dec. 31, 2011 2008 Stock Incentive Plan	Dec. 31, 2010 2008 Stock Incentive Plan	Mar. 31, 2013 2008 Stock Incentive Plan	Mar. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2012 2008 Stock Incentive Plan Stock Options	Dec. 31, 2011 2008 Stock Incentive Plan Stock Options	Dec. 31, 2010 2008 Stock Incentive Plan Stock Options	Mar. 31, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan	Mar. 31, 2013 2012 Stock Incentive Plan Stock Options	Dec. 31, 2012 2012 Stock Incentive Plan Stock Options	Dec. 31, 2011 2012 Stock Incentive Plan Stock Options	Dec. 31, 2010 2012 Stock Incentive Plan Stock Options
Stock Options
Stock options vested (in shares)										323,000	1,534,000	1,225,000	2,066,000				17,000	0	0
Number of options, Exercised (in shares)											0	0	35,000			0	0	0	0
Stock options under the Plan
Number of options outstanding, beginning balance (in shares)					5,438,000	5,438,000	6,308,000							74,300
Weighted Average Exercise Price, beginning of period (in dollars per share)					$ 5.86	$ 5.86	$ 6.13							$ 425.00
Number of options, Granted (in shares)						185,000	2,130,000			160,000	185,000	2,130,000	2,769,000	800	75,000	20,000
Weighted Average Exercise Price, Granted (in dollars per share)						$ 6.00	$ 5.44							$ 425.00	$ 425.00
Weighted Average Fair Value, Granted (in dollars per share)					$ 1.74	$ 1.73	$ 1.74	$ 3.46						$ 70.87	$ 32.56
Number of options, Forfeited or modified (in shares)						5,623,000	3,000,000			504,000	5,623,000	3,000,000	3,404,000	600		600	300	0	0
Weighted Average Exercise Price, Forfeited or modified (in dollars per share)						$ 5.85	$ 6.13							$ 425.00
Number of options outstanding, closing balance (in shares)							5,438,000	6,308,000						74,500	74,300
Weighted Average Exercise Price, end of period (in dollars per share)							$ 5.86	$ 6.13						$ 425.00	$ 425.00
Weighted Average Remaining Contractual Term						7 years 6 months 22 days	7 years 7 months 20 days							6 years 6 months 22 days	6 years 9 months 25 days
Recognized stock compensation expense net	$ 402,000	$ 3,623,000	$ 2,072,000	$ 5,462,000
Aggregate intrinsic value of stock options outstanding, excluding the effects of expected forfeitures	0	0	0	0
Aggregate intrinsic value of stock options exercisable	0	0	0	0
Unrecognized compensation cost											2,840,000	5,196,000	7,203,000			1,768,000	1,841,000	0	0
Additional disclosures
Weighted-average exercise price of options exercisable (in dollars per share)																$ 425.00	$ 425.00
Weighted average remaining contractual term of options exercisable																6 years 6 months 11 days	6 years 9 months 25 days
Total fair value of options vested																$ 120,000	$ 483,000
Shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)									0							55,000	54,000
Weighted average exercise price of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares) (in dollars per share)																$ 425.00	$ 425.00
Weighted average remaining contractual term of shares outstanding, vested, and expected to vest (including forfeiture adjusted unvested shares)																6 years 6 months 22 days	6 years 9 months 25 days